Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of other financial assets [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Current
Derivative assets	$2,841	$3,397

Non-current
Available-for-sale investments	21,973	13,508
Investments at fair value through profit or loss	282	192
Restricted cash (note 26d)	206	17,148
	22,461	30,848

	$25,302	$34,245

Disclosure of available-for-sale financial assets [text block] [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016

Balance, beginning of year	$13,508	$9,206
Additions	5,265	2,857
Increase from remeasurement to fair value	2,507	3,598
Disposals	(229)	(2,206)
Effect of movements in exchange rates	922	53

Balance, end of year	$21,973	$13,508